Annual Total Returns- SmartRetirement Blend 2020 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2020 Fund - Class R6	2013	2014	2015	2016	2017	2018	2019	2020
Total	13.00%	6.34%	(0.65%)	6.76%	13.40%	(4.53%)	15.52%	10.14%